SEGMENT REPORTING	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
SegmentReportingLineItem [Line Items]
SEGMENT REPORTING

Note 9 – Segment reporting

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer, who review the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the statement of operations as net income (loss). The measure of segment assets is reported on the balance sheet as total assets.

	For the six months ended
	June 30，
	2026	2025
Operating expenses:
Formation and operating costs	$(334,383)	$(163,570)
General and administrative expenses	(60,000)	(60,000)
Loss from operations	(394,383)	(223,570)

Other income:
Interest from operating account	17	5,487
Interest earned in Trust Account	266,204	1,234,732
Unrealized gain on marketable securities held in Trust Account	53,408	245,133
Total other income	319,629	1,485,352

Net (Loss) Income	$(74,754)	$1,261,782

The key measures of segment profit or loss reviewed by the CODM are formation and operational costs. Formation and operational costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete the Business Combination within the Combination Period. The CODM also reviews formation and operational costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Formation and operational costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net income are reported on the consolidated statement of operations and described within their respective disclosures.

Note 9 – Segment reporting

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer, who review the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the statement of operations as net income (loss). The measure of segment assets is reported on the balance sheet as total assets.

	Year Ended
	December 31,
	2025	2024
Operating expenses:
Formation and operating costs	$(437,174)	$(222,248)
General and administrative expenses	(120,000)	(50,000)
Loss from operations	(557,174)	(272,248)

Other income:
Interest from operating account	6,205	9,577
Interest earned in Trust Account	2,626,342	1,192,605
Unrealized gained on marketable securities held in Trust Account	57,342	263,682
Total other income	2,689,889	1,465,864

NET INCOME	$2,132,715	$1,193,616

The key measures of segment profit or loss reviewed by the CODM are formation and operational costs. Formation and operational costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete the Business Combination within the Combination Period. The CODM also reviews formation and operational costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Formation and operational costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net income are reported on the consolidated statement of operations and described within their respective disclosures.